Related party transactions	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related party transactions
39. Related party transactions
Pursuant to IAS 24 — Related Party Disclosures (“IAS 24”), the related parties of the Group are all entities and individuals, including their close family members, capable of exercising control, joint control or significant influence over the Group and its subsidiaries, including the Group’s controlling shareholder, Monterubello, as well as other companies owned by Monterubello and its shareholders. Related parties also include Zegna’s associates and joint arrangements, members of the Board of Directors and executives with strategic responsibilities, as well as their families and entities controlled by them.
The Group carries out transactions with related parties on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved.
Transactions carried out by the Group with these related parties are primarily of a commercial and financial nature and are mainly relate to:
Transactions with associates
•Transactions with TFI related to:
◦a licensing agreement for the production and worldwide distribution of luxury men’s ready to wear and made to measure clothing, footwear and accessories under the TOM FORD brand (which ended with the deliveries of the Fall/Winter 2022 collection), as well as a supply agreement to act as exclusive supplier for certain TOM FORD products starting with the Spring/Summer 2023 collection (for which the supply commenced in 2022). As noted in Note 20 — Investments accounted for using the equity method, on November 15, 2022, the Group entered into arrangements to acquire the remaining 85% interest in TFI and to enter into the TFI License with The Estée Lauder Companies for all TOM FORD men’s and women’s fashion as well as accessories and underwear, fine jewelry, childrenswear, textile and home design products. The TFI Acquisition is subject to antitrust approvals and other customary closing conditions, and is contingent upon the closing of the acquisition of the TOM FORD brand and all its intellectual property by The Estée Lauder Companies. TFI, together with its subsidiaries, owns the operations of the TOM FORD fashion business necessary to act as licensee under the TFI License. The closing of the TFI Acquisition is expected in the second quarter of 2023;
◦financial assets related to loans to TFI; and
◦financial guarantees provided to TFI in relation to its payment obligations under a bank loan for an amount of $7,500 thousand issued to TFI in 2020 and subsequently reduced to $6,875 thousand in 2022, which matures in March 2025.
•The purchase of raw materials, in particular carded yarns from Filati Biagioli Modesto.
Transactions with Monterubello and companies controlled by Monterubello or its shareholders, Zegna directors or senior management
•Certain transactions with Monterubello as part of the Business Combination (as further described below).

•The purchase of raw materials, in particular of wool, from Gruppo Schneider S.p.A. and its subsidiaries (“Schneider Group”).
•The purchase of industrial services, in particular of fabrics’ finishing, from Finissaggio e Tintoria Ferraris S.p.A.
•The purchase of industrial services from Pettinatura di Verrone S.r.l.
•Transactions with PKB Privatbank AG relating to an interest-bearing loan amounting to €5,000 thousand which was fully repaid in the first half of 2022.
•The Disposition, which was completed in November 2021, of certain of its businesses, through the statutory demerger under Italian law to a new company owned by its existing shareholders. The Disposition included, inter alia, Zegna’s real estate business, consisting of Zegna’s former subsidiary EZ Real Estate, which directly and indirectly holds substantially all of the real estate assets formerly owned by the Zegna Group, as well as certain properties previously owned by Lanificio. Zegna pays rent to EZ Real Estate or its subsidiaries under lease agreements.
•Following the Disposition, the rental of properties from EZ Real Estate or its subsidiaries under lease agreements.
•Following the Disposition, Zegna receives licensing, marketing and other sustainability-related services from Oasi Zegna.
•As part of the Disposition, on January 14, 2021, the Group sold 70% of its equity stake in Agnona to a related party for consideration of €1 and as a result Agnona was deconsolidated from the beginning of the year and became a related party of the Group. The Group subsequently disposed of the remaining 30% stake in Agnona in two tranches during September and October 2021 for total consideration of €500 thousand. Following the initial disposal of Agnona, the Group sold products and recharged costs for services to Agnona, as well as compensated amounts related to losses incurred by Agnona subsequent to the Group’s sale of a majority stake in accordance with the terms of the related sale agreement.
•Support to the activities of Fondazione Zegna, a charitable organization which provides an opportunity for charitable work on the part of the Zegna family and Group employees. Fondazione Zegna supports and funds projects in cooperation with non-profit organizations operating in various fields and different parts of the world.
•Put contracts entered into as part of the Group’s investments in the Thom Browne Group and Lanificio whereby the Group has been required to, and may in the future be required to, purchase all or a portion of the remaining non-controlling interests in the Thom Browne Group and Lanificio. In July 2021, the Group purchased the additional 10% of Lanificio for a total consideration of €9,600 thousand, following which the Group owns 100% of Lanificio. For additional information relating to the Thom Browne put contract please refer to Note 31 — Other current and non-current financial liabilities.
Transactions related to the Business Combination in 2021
In connection with the closing of the Business Combination and the public listing of Zegna (as further described in the Note 1 — General information), Zegna entered into various transactions in 2021 with Monterubello and other shareholders and related parties, including the following:
•The repurchase by Zegna of 54,600,000 of its own shares from Monterubello for total consideration of €455,000 thousand.
•The issuance of Zegna ordinary shares to the PIPE Investors, which include certain of Zegna’s related parties (including certain directors and officers and affiliates of Monterubello), in exchange for cash consideration.
•The reimbursement to Zegna by Monterubello of a special gift to all employees of the Group for an amount of €10,923 thousand.
•The issuance of 800,000 private warrants to certain Zegna non-executive directors, for which the Group recognized personnel costs of €1,236 thousand and an offsetting increase to other reserves within equity for the year ended December 31, 2021. As a result of a warrant redemption completed on February 27, 2023, there are no remaining private warrants outstanding. For additional information see Note 43 — Subsequent events.
•The grant of equity-settled share-based payments to key management. For additional information see Note 40 — Shared-based payments.
The following table summarizes transactions with related parties for the years ended December 31, 2022, 2021 and 2020.

	For the year ended December 31,
	2022							2021						2020
(€ thousands)	Revenues	Other income	Costs (1) (2)	Personnel costs	Other operating costs	Depreciation, amortization and impairment of assets	Financial income (expenses)	Revenues	Costs (1) (2)	Personnel costs	Write downs and other provisions (3)	Depreciation, amortization and impairment of assets	Financial income (expenses)	Revenues	Costs (1) (2)	Personnel costs	Financial income (expenses)
Associates
TFI Group	35,525	46	6,194	5	243	—	136	23,047	7,730	—	—	—	596	25,088	7,673	—	471
Filati Biagioli Modesto S.p.A.	—	—	3,365	—	—	—	—	49	177	—	—	—	—	—	—	—	—
Pelletteria Tizeta S.r.l.	1	—	—	—	—	—	—	—	—	—	—	—	—	4	2	—	—
Total associates	35,526	46	9,559	5	243	—	136	23,096	7,907	—	—	—	596	25,092	7,675	—	471
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management
EZ Real Estate(4)	8	—	50	(1)	24	6,110	(490)	58	1,178	—	—	1,395	—	—	—	—	—
Schneider Group	23	—	14,837	—	—	—	—	20	5,623	—	—	—	—	217	6,683	—	—
Alan Real Estate S.A.(4)	—	—	(30)	35	580	2,522	(13)	—	402	—	—	392	—	—	—	—	—
Agnona S.r.l.	195	14	228	109	20	—	—	373	(485)	—	6,150	—	—	—	—	—	—
61 West 23rd Street LLC(4)	—	—	(16)	—	—	—	—	—	(14)	—	—	—	—	—	—	—	—
Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management(5)	1	97	6,205	(1)	12	—	(8)	9	491	—	—	—	(40)	13	450	—	(44)
Other related parties connected to directors and shareholders	—	—	—	2,563	—	—	—	—	—	1,284	—	—	(20,675)	—	33	860	—
Total transactions with related parties	35,753	157	30,833	2,710	879	8,632	(375)	23,556	15,102	1,284	6,150	1,787	(20,119)	25,322	14,841	860	427
Total for Zegna Group	1,492,840	13,949	749,248	395,087	41,142	173,521	(41,026)	1,292,402	663,238	367,762	19,487	163,367	2,066	1,014,733	537,495	282,659	(13,720)
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(1)Costs with Tom Ford include royalties amounting to €3,956 thousand, €4,081 thousand and €4,095 thousand for the years ended December 31, 2022, 2021 and 2020, respectively.
(2)Includes cost for raw materials and consumables, purchased, outsourced and other costs.
(3)Includes €6,006 thousand related to losses incurred by Agnona subsequent to the Group’s sale of a majority stake in Agnona in January 2021, for which the Group was required to compensate the company in accordance with the terms of the related sale agreement, as well as €144 thousand relating to the write down of the Group’s remaining 30% stake in Agnona (which was subsequently disposed of as part of the Disposition).
(4)Entities disposed of as part of the Disposition, which was completed on November 1, 2021.
(5)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG and Pettinatura di Verrone S.r.l.
The following table summarizes assets and liabilities with related parties at December 31, 2022 and 2021.

	At December 31, 2022						At December 31, 2021
(€ thousands)	Trade receivables	Other financial assets	Other current assets	Right of use assets	Other liabilities(1)	Lease liabilities	Trade receivables	Other financial assets	Other current assets(2)	Right of use assets	Financial liabilities(3)	Other liabilities(1)	Lease liabilities
Associates
TFI Group	9,946	—	1,862	—	366	—	20,939	1,497	—	—	—	344	—
Filati Biagioli Modesto S.p.A.	—	2,200	—	—	2,830	—	59	—	—	—	—	63	—
Pelletteria Tizeta S.r.l.	1	—	—	—	—	—	—	—	—	—	—	—	—
Total associates	9,947	2,200	1,862	—	3,196	—	20,998	1,497	—	—	—	407	—
Monterubello and Companies controlled by Monterubello or its shareholders, Zegna directors or senior management
Monterubello	—	—	—	—	—	—	—	—	10,923	—	—	—	—
Agnona S.r.l.	32	—	—	—	67	—	642	—	—	—	—	122	—
Schneider Group	4	—	—	—	4,102	—	12	—	—	—	—	516	—
EZ Real Estate (4)	69	—	—	41,671	617	41,635	238	—	—	44,499	—	1,248	44,039
61 West 23rd Street LLC(4)	24	—	—	—	—	—	7	—	—	—	—	—	—
Alan Real Estate S.A.(4)	—	—	—	9,875	27	10,009	3	—	—	4,917	—	—	4,760
Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management(5)	22	—	218	—	2,204	—	13	—	—	—	5,000	242	—
Other related parties connected to directors and shareholders	—	—	—	—	384	—	500	—	—	—	—	171	—
Total transactions with related parties	10,098	2,200	2,080	51,546	10,597	51,644	22,413	1,497	10,923	49,416	5,000	2,706	48,799
Total for Zegna Group	177,213	357,134	84,574	375,508	441,348	443,507	160,360	375,752	68,773	370,470	639,033	389,656	438,052
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(1)Includes trade payables and customer advances, employee benefits and other current liabilities.
(2)On December 20, 2021, the Group announced that the Zegna family decided to grant a €1,500 special gift to each employee of the Zegna Group, amounting to a total of €10,916 thousand, as a result of the Company becoming listed on a public stock exchange. The gift was paid to employees in February 2022. Monterubello agreed to reimburse the cost incurred by the Group as an equity contribution, which was received in February 2022.
(3)Includes non-current borrowings and other non-current financial liabilities.
(4)Entities disposed of as part of the Disposition, which was completed on November 1, 2021.
(5)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG, Achill Station Pty Ltd., and Pettinatura di Verrone S.r.l.
The following table summarizes remuneration of and outstanding balances with Zegna directors and key executives with strategic responsibilities:

	Key Management Personnel						Outstanding Balance
(Euro thousands)	Short-term employee benefits(1)	Post- employment benefits	Other long-term benefits	Share-based payments	Dividends	Financial Income	Employee benefits	Other non-current financial liabilities(2)	Other current liabilities	Non-current financial assets
2022	17,337	1,015	13,623	9,358	—	(24)	28,648	156,782	6,861	2,240
2021	16,853	4,012	8,702	14,012	—	—	12,865	135,726	7,990	2,219
2020	9,414	736	—	(9,975)	1,116	—	538	198,046	991	—
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(1)Includes corporate bodies fees, consultancy fees and personnel compensation.
(2)Primarily relates to liabilities on put contracts entered into as part of the Group’s investments in Thom Browne and Lanificio.